Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	SCT Total Comp for CEO Olosky ($)(1) (b)	Comp Actually Paid to CEO Olosky ($)(2)(3) (c)	SCT Total Comp for CEO Colonias ($)(1) (b)	Comp Actually Paid to CEO Colonias ($)(2)(3) (c)	Average SCT Total Comp for Other NEOs ($)(1) (d)	Average Comp Actually Paid to Other NEOs ($)(2)(3) (e)	Value of Initial Fixed $100 Investment Based On		Net Income ($) (h)	Operating Income ($)(6) (i)
							Cumulative TSR ($)(4) (f)	Peer Group Cumulative TSR ($)(5) (g)
2025	7,768,355	5,649,257	N/A	N/A	1,840,427	1,644,208	180.07	134.48	345,083,000	523,317,000
2024	3,704,453	2,609,257	N/A	N/A	1,254,874	1,031,050	215.81	224.90	322,224,000	474,293,000
2023	5,139,549	9,453,698	N/A	N/A	1,746,864	3,141,368	256.11	147.49	353,987,000	536,608,000
2022	N/A	N/A	5,413,738	2,256,634	1,767,501	1,201,620	113.65	134.84	333,995,000	520,430,099
2021	N/A	N/A	3,914,701	14,118,964	1,290,442	2,556,158	176.50	185.73	266,447,000	426,491,332

Company Selected Measure Name	Operating Income
Named Executive Officers, Footnote	The individuals representing our CEO and Other NEOs for each presented year are as follows:

	2025	2024	2023	2022	2021
CEO	Michael Olosky	Michael Olosky	Michael Olosky	Karen Colonias	Karen Colonias
NEOs	Matt Dunn	Brian Magstadt	Brian Magstadt	Brian Magstadt	Brian Magstadt
	Phil Burton	Phil Burton	Michael Andersen	Michael Olosky	Michael Olosky
	Udit Mehta	Udit Mehta	Phil Burton	Roger Dankel	Roger Dankel
	Cassandra Payton	Cassandra Payton	Roger Dankel	Kevin Swartzendruber	Kevin Swartzendruber
Terry Hammons

Peer Group Issuers, Footnote	For purposes of this pay versus performance disclosure, our peer group is the Dow Jones U.S. Building Materials & Fixtures Index (the “Peer Group”). For each Covered Year, our Peer Group cumulative total shareholder return was calculated based on a deemed fixed investment of $100 through the Measurement Period, assuming dividend reinvestment for the Peer Group.
Adjustment To PEO Compensation, Footnote	For 2025, in determining both the “compensation actually paid” (or “CAP”) to our CEO and the average CAP to our Other NEOs for purposes of this PVP Table, we deducted from or added back to the total amounts of compensation reported in column (b) and column (d) for such Covered Year the following amounts (please note that while similar adjustment information was provided in our 2025 proxy statement for Covered Year 2024, in our 2024 proxy statement for Covered Year 2023, and in our 2023 proxy statement for Covered Years 2021 and 2022, under applicable SEC guidance, repeating such adjustment information is not required in this proxy statement because in our view it is not material to our stockholders’ understanding of the information reported in the table above for 2025 or the relationships disclosures provided below):

Item and Value Added (Deducted)	2025 ($)
For CEO:
- SCT “Stock Awards” column value	(5,383,384)
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	3,740,130
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end granted prior to Covered Year	(172,521)
+/- change in fair value (from prior year-end to vesting date in Covered Year) of equity awards granted prior to Covered Year vested in Covered Year	(303,323)
TOTAL ADDED/(DEDUCTED):	(2,119,098)
For Other NEOs (Average):
- SCT “Stock Awards” column value	(812,794)
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	644,306
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end granted prior to Covered Year	(18,760)
+/- change in fair value (from prior year-end to vesting date in Covered Year) of equity awards granted prior to Covered Year vested in Covered Year	(8,971)
TOTAL ADDED/(DEDUCTED):	(196,219)

Non-PEO NEO Average Total Compensation Amount	$ 1,840,427	$ 1,254,874	$ 1,746,864	$ 1,767,501	$ 1,290,442
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,644,208	1,031,050	3,141,368	1,201,620	2,556,158
Adjustment to Non-PEO NEO Compensation Footnote	For 2025, in determining both the “compensation actually paid” (or “CAP”) to our CEO and the average CAP to our Other NEOs for purposes of this PVP Table, we deducted from or added back to the total amounts of compensation reported in column (b) and column (d) for such Covered Year the following amounts (please note that while similar adjustment information was provided in our 2025 proxy statement for Covered Year 2024, in our 2024 proxy statement for Covered Year 2023, and in our 2023 proxy statement for Covered Years 2021 and 2022, under applicable SEC guidance, repeating such adjustment information is not required in this proxy statement because in our view it is not material to our stockholders’ understanding of the information reported in the table above for 2025 or the relationships disclosures provided below):

Item and Value Added (Deducted)	2025 ($)
For CEO:
- SCT “Stock Awards” column value	(5,383,384)
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	3,740,130
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end granted prior to Covered Year	(172,521)
+/- change in fair value (from prior year-end to vesting date in Covered Year) of equity awards granted prior to Covered Year vested in Covered Year	(303,323)
TOTAL ADDED/(DEDUCTED):	(2,119,098)
For Other NEOs (Average):
- SCT “Stock Awards” column value	(812,794)
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	644,306
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end granted prior to Covered Year	(18,760)
+/- change in fair value (from prior year-end to vesting date in Covered Year) of equity awards granted prior to Covered Year vested in Covered Year	(8,971)
TOTAL ADDED/(DEDUCTED):	(196,219)

Compensation Actually Paid vs. Total Shareholder Return
The following charts provide, across the Covered Years, a clear description of the relationships (1) between our cumulative total shareholder return and the cumulative total shareholder return of the Peer Group, and (2) between (A) the executive compensation actually paid to the CEO and the average of the executive compensation actually paid to our Other NEOs (in each case as set forth in the PVP Table above) and (B) each of the performance measures set forth in columns (f), (h) and (i) of the PVP Table above. We do not use net income to determine compensation levels or incentive plan payouts.

Compensation Actually Paid vs. Net Income
The following charts provide, across the Covered Years, a clear description of the relationships (1) between our cumulative total shareholder return and the cumulative total shareholder return of the Peer Group, and (2) between (A) the executive compensation actually paid to the CEO and the average of the executive compensation actually paid to our Other NEOs (in each case as set forth in the PVP Table above) and (B) each of the performance measures set forth in columns (f), (h) and (i) of the PVP Table above. We do not use net income to determine compensation levels or incentive plan payouts.

Compensation Actually Paid vs. Company Selected Measure
The following charts provide, across the Covered Years, a clear description of the relationships (1) between our cumulative total shareholder return and the cumulative total shareholder return of the Peer Group, and (2) between (A) the executive compensation actually paid to the CEO and the average of the executive compensation actually paid to our Other NEOs (in each case as set forth in the PVP Table above) and (B) each of the performance measures set forth in columns (f), (h) and (i) of the PVP Table above. We do not use net income to determine compensation levels or incentive plan payouts.

Total Shareholder Return Vs Peer Group
The following charts provide, across the Covered Years, a clear description of the relationships (1) between our cumulative total shareholder return and the cumulative total shareholder return of the Peer Group, and (2) between (A) the executive compensation actually paid to the CEO and the average of the executive compensation actually paid to our Other NEOs (in each case as set forth in the PVP Table above) and (B) each of the performance measures set forth in columns (f), (h) and (i) of the PVP Table above. We do not use net income to determine compensation levels or incentive plan payouts.

Tabular List, Table

1. Operating Income

2. Revenue Growth

3. ROIC

4. Volume Growth

5. EPS Growth

Total Shareholder Return Amount	$ 180.07	215.81	256.11	113.65	176.50
Peer Group Total Shareholder Return Amount	134.48	224.90	147.49	134.84	185.73
Net Income (Loss)	$ 345,083,000	$ 322,224,000	$ 353,987,000	$ 333,995,000	$ 266,447,000
Company Selected Measure Amount	523,317,000	474,293,000	536,608,000	520,430,099	426,491,332
PEO Name	Michael Olosky	Michael Olosky	Michael Olosky	Karen Colonias	Karen Colonias
Additional 402(v) Disclosure	Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.For each Covered Year, our total shareholder return was calculated as the yearly percentage change in our cumulative total shareholder return on our common stock, par value $0.01 per share, measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for a period beginning with our closing price on NYSE on December 31, 2021 through and including the last day of the Covered Year (each one-year, two-year, three-year, four-year, and five-year periods, a “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between our closing stock price at the end versus the beginning of the Measurement Period, divided by (b) our closing share price at the beginning of the Measurement Period. Each of those yearly percentage changes was then applied to a deemed fix investment of $100 at the beginning of the Measurement Period to produce the Covered Year-end values of such investment as of the end of 2025, 2024, 2023, 2022 and 2021, as applicable. Because Covered Years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.For purposes of this PVP Table, our Operating Income results were calculated substantially as described above in our Compensation Discussion and Analysis. Please see the “Compensation Discussion & Analysis” section in this Proxy Statement for a detailed description of our NEO compensation programs and more information on the calculation of Operating Income and these PVP Table results.
Measure:: 1
Pay vs Performance Disclosure
Name	1. Operating Income
Measure:: 2
Pay vs Performance Disclosure
Name	2. Revenue Growth
Measure:: 3
Pay vs Performance Disclosure
Name	3. ROIC
Measure:: 4
Pay vs Performance Disclosure
Name	4. Volume Growth
Measure:: 5
Pay vs Performance Disclosure
Name	5. EPS Growth
Michael Olosky [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,768,355	$ 3,704,453	$ 5,139,549
PEO Actually Paid Compensation Amount	5,649,257	$ 2,609,257	$ 9,453,698
Karen Colonias [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 5,413,738	$ 3,914,701
PEO Actually Paid Compensation Amount				$ 2,256,634	$ 14,118,964
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,119,098)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,383,384)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,740,130
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(172,521)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(303,323)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(196,219)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(812,794)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	644,306
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,760)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,971)